Transactions with related parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Transactions with related parties

27.	Transactions with related parties

27.1.	Transportation and consulting services

In the course of its operations, the Company, by itself and through its subsidiaries, entered into agreements with the companies listed below, part of the same economic group as the Company:

•	Expresso Caxiense S.A.: Provision of passenger transportation services in case of an interrupted flight, actual until March 9, 2023; and

•	Viação Piracicabana Ltda.: Provision of passenger, baggage, crew, and employee transportation services between airports, actual until September 30, 2026.

In the year ended December 31, 2021, GLA recognized total expense related to these services of R$4,712 (R$5,779 in the year ended December 31, 2020). On December 31, 2021, the balance payable to related companies, under “Suppliers”, was of R$3,397 (R$3,344 on December 31, 2020).

27.2.	Contracts of UATP (“Universal Air Transportation Plan”) to grant credit limit

The subsidiary GLA entered into UATP account opening agreements with the related parties indicated below: Aller Participações S.A.; BR Mobilidade Baixada Santista S.A. SPE; Breda Transportes e Serviços S.A.; Comporte Participações S.A.; Empresa Cruz de Transportes Ltda.; Empresa de Ônibus Pássaro Marrom S.A.; Empresa Princesa do Norte S.A.; Expresso Itamarati S.A.; Expresso Maringá do Vale S.A.; Expresso União Ltda.; Glarus Serviços Tecnologia e Participações S.A.; Limmat Participações S.A.; Quality Bus Comércio de Veículos S.A.; Super Quadra Empreendimentos Imobiliários S.A.; Thurgau Participações S.A.; Transporte Coletivo Cidade Canção Ltda.; Turb Transporte Urbano S.A.; Vaud Participações S.A.; and Viação Piracicabana Ltda.; all with no expiration date, whose purpose is to issue credits to purchase airline tickets issued by the Company. The UATP account (virtual card) is accepted as a payment means on the purchase of airline tickets and related services, seeking to simplify billing and make feasible payment between the participating companies.

The companies indicated above are owned by the individuals who control Volutto, Mobi and Path Brazil, the main shareholders of the Company.

27.3.	Commercial partnership and maintenance agreement

On February 19, 2014, the Company signed an exclusive strategic partnership agreement for business cooperation with AirFrance-KLM. On January 1, 2017, the Company signed an extension of the scope for the inclusion of maintenance services. During the fiscal year ended on December 31, 2021, expenses with component maintenance incurred at the AirFrance-KLM workshop were R$81,264 (R$171,290 in the year ended December 31, 2020). On December 31, 2021, the Company has R$99,976 in the “Suppliers” account under current liabilities (R$72,519 on December 31, 2020).

27.4.	Compensation agreement for the provision of guarantee

On October 27, 2020, the Company, through its subsidiary Gol Finance, issued a debt (guaranteed financing) totaling US$250 million, with a guarantee of assets granted by Mobi, by signing the Shares, Assets, and Credit Rights Pledge Agreement and, as a result, will receive a compensation from the Company, according to the terms agreed in the contract. In the year ended December 31, 2021, this debt was fully paid and the guarantees were freed.

27.5.	Compensation of key management personnel

	2021	2020	2019
Salaries, bonus and benefits (*)	45,014	35,147	69,609
Payroll charges	11,981	13,454	15,813
Share-based compensation	21,798	15,509	8,880
Total	78,793	64,110	94,302

(*)	Includes compensation for members of the Management and audit committee.